INCOME TAX AND DEFERRED TAX ASSETS - Income tax benefit and Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX AND DEFERRED TAX ASSETS
Deferred tax adjustment	$ (3,020)	$ (9,963)
Total income tax	$ (3,020)	$ (9,963)	$ (32,900)